Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 [MinimumMember]	Dec. 31, 2012 [MaximumMember]
Property, Plant and Equipment [Line Items]
Vessel Depreciation Methods	Straight-line basis
Estimated residual scrap value per light-weight ton	$ 350	$ 200	$ 350
Effect of change in accounting estimate	$ 74,000
Per share effect of change in accounting estimate	$ 0.00
Estimated vessels' useful lives	30 years
Time charter rates assumption for asset impairment	to the extent applicable, the most recent 10 year average historical 6-12 months time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Assumed off hire percentage for asset impairment	1.00%